Risk management - Non derivative hedging instrument (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument at the end of the period		$ 148,144
Cash flow hedging
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument at the beginning of the period	$ 1,300		$ 1,300
Reassignment of hedging instruments	675		1,230
Realization of exports	(675)		(1,230)
Designation of new coverage	3,672
Hedging instrument at the end of the period	$ 4,972		$ 1,300